OTHER EVENTS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of non-adjusting events after reporting period [abstract]
Workforce reduction	$ 43,764
Office reduction	4,885
Other Costs	3,341
TOTAL	$ 51,990